Investment Strategy	Mar. 25, 2025
SP Funds S&P 500 Sharia Industry Exclusions ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.

The Index is composed of the constituents of the S&P 500 Shariah Index other than those from the following sub-industries: Aerospace & Defence, Financial Exchanges & Data, and Data Processing & Outsourced Services. The S&P 500 Shariah Index includes all Sharia-compliant constituents of the S&P 500 Index (each, such company, a “Sharia Company”). The S&P 500 consists of approximately 500 leading U.S.- listed companies representing approximately 80% of the U.S. equity market capitalization. Islamic religious law, commonly known as “Sharia,” has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries. Constituents of the S&P 500 Shariah Index have been screened for non- compliant business activities (companies that offer products and services that are not compliant with Sharia law such as gambling, alcohol or tobacco) and compliance with certain accounting-based financial ratios (companies must satisfy financial ratios governing leverage, cash, and the share of revenues derived from non-compliant activities).

The Index was co-developed in 2019 by S&P Dow Jones Indices LLC (the “Index Provider”), a division of S&P Global, and ShariaPortfolio, Inc. (“ShariaPortfolio” or, the “Sub-Adviser”), the Fund’s sub-adviser, and is owned and administered by the Index Provider.

The Index is rebalanced and reconstituted monthly and weighted based on the float-adjusted market capitalization of each constituent. As of February 28, 2025, the Index was composed of 243 constituents.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in component securities of the Index. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in Sharia Companies that are component securities of the Index. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “representative sampling” strategy to achieve its investment objective. Under a “representative sampling” strategy, the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s investment adviser believes it is in the best interests of the Fund (e.g., when the Sub-Adviser has determined to exclude certain component securities in the Index due to insufficient Sharia-compliance, when replicating the Index involves practical difficulties or substantial costs, when an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index). The Fund may also use a “replication strategy,” meaning the Fund will invest in all of the component securities of the Index.

The Fund generally may invest up to 20% of its total assets in Sharia-compliant securities or other Sharia-compliant investments not included in the Index, but which the Fund’s investment adviser believes will help the Fund track the Index. For example, the Fund may invest in Sharia-compliant securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions). Each investment made by the Fund is pre-screened and approved as Sharia-compliant before investment by the Fund.

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Fund is deemed to be “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund.”

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s total assets will be invested in Sharia Companies that are component securities of the Index.
SP Funds Dow Jones Global Sukuk ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.

The Index includes U.S. dollar-denominated investment-grade sukuk, which are financial certificates, similar to bonds, issued in the global markets and structured to comply with Islamic religious law, commonly known as “Sharia,” and its investment principles (each such sukuk, a “Global Sukuk”). To be eligible for inclusion in the Index, sukuk must have an outstanding issue size of at least US $200 million, a minimum time to maturity of one year, and a credit quality rating of at least BBB- by Standard & Poor’s Financial Services LLC or Fitch Ratings, Inc. and/or at least Baa3 by Moody’s Investors Service, Inc. The Index was created in 2006 and is owned and administered by S&P Dow Jones Indices LLC (the “Index Provider”), a division of S&P Global.

Unlike conventional bonds, sukuk are based on a variety of contracts to create financial obligations, and the returns to investors are considered to be profit sharing, not interest. Issuers of sukuk may include international financial institutions, foreign governments (including in emerging markets), and foreign government agencies or instrumentalities that issue sukuk through a secondary issuing vehicle such as a trust. Sharia has certain restrictions regarding finance and commercial activities, including interest restrictions and prohibited industries and only sukuk, as screened by Thomson Reuters, is eligible for the Index. The Fund considers emerging market countries to be those countries included in the MSCI Emerging Markets Index.

The Index is rebalanced and reconstituted monthly and is market value weighted. As of February 28, 2025, the Index was composed of 130 constituents, representing investments in 8 foreign countries, and had an average weighted maturity of 5.54 years.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in Global Sukuk that are component securities of the Index. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s investment adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its total assets in Sharia-compliant securities or other Sharia-compliant investments not included in the Index, but which the Fund’s investment adviser believes will help the Fund track the Index. For example, the Fund may invest in Sharia-compliant securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions). Each investment made by the Fund is pre-screened and approved as Sharia-compliant before investment by the Fund.

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s total assets will be invested in Global Sukuk that are component securities of the Index.
SP Funds S&P Global REIT Sharia ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.

The Index includes all real estate investment trust (“REIT”) securities listed in developed and emerging markets and included as constituents of the S&P Global BMI Shariah Index, a comprehensive global Sharia-compliant index of publicly-traded equity securities (each such REIT, a “Global Sharia REIT”). Constituents included in the S&P Global BMI Shariah Index must have a float-adjusted market capitalization of at least $100 million and an annual trading value of at least $50 million. A REIT is a security of a company that invests in real estate, either through real estate property, mortgages and similar real estate investments, or all of the foregoing. Islamic religious law commonly known as Sharia has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries. Constituents of the S&P Global BMI Shariah Index, and therefore constituents of the Index, have been screened for non-compliant business activities (companies that offer products and services that are not compliant with Sharia law such as gambling, alcohol, or tobacco) and compliance with certain accounting-based financial ratios (companies must satisfy financial ratios governing leverage, cash, and the share of revenues derived from non-compliant activities).

The Index is rebalanced and reconstituted monthly. Each security in the Index is subject to certain individual security weight caps. As of February 28, 2025, the Index was composed of 49 constituents, representing investments in 8 countries.

The Index was developed in 2020 by S&P Dow Jones Indices LLC (the “Index Provider”), a division of S&P Global, with active contribution by ShariaPortfolio, Inc. (the “Sub-Adviser”), the Fund’s sub-adviser. The Index is owned and administered by the Index Provider. The S&P Global BMI Shariah Index was developed in 2008 by the Index Provider and is owned and administered by the Index Provider.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in Global Sharia REITS that are component securities of the Index. This policy may be changed without shareholder approval upon 60 days’ written notice to shareholders. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund generally may invest up to 20% of its total assets in Sharia-compliant securities or other Sharia-compliant investments not included in the Index, but which the Sub-Adviser believes will help the Fund track the Index. For example, the Fund may invest in Sharia-compliant securities that are not components of the Index to reflect various corporate actions and other changes to the S&P Global BMI Shariah Index (such as reconstitutions, additions, and deletions). Each investment made by the Fund is pre-screened and approved as Sharia compliant before investment by the Fund.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s investment adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Fund is classified as non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company or a smaller number of companies than diversified funds. The Index is expected to be concentrated (i.e., holding more than 25% of its total assets) in REITs.

The Fund is deemed to be non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s total assets will be invested in Global Sharia REITS that are component securities of the Index.